SCHEDULE OF REVENUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 3,615,748	$ 2,040,602	$ 1,299,538
Advisory service income [member]
IfrsStatementLineItems [Line Items]
Revenue	308,490	736,989	855,328
Data service revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	569,375
Performance obligations satisfied at type of services [member]
IfrsStatementLineItems [Line Items]
Revenue	3,615,748	2,040,602	1,299,538
Performance obligations satisfied at type of services [member] | Asia Pacific [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,995,591	1,244,186	386,777
Performance obligations satisfied at type of services [member] | Europe [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,240,456	274,615	279,072
Performance obligations satisfied at type of services [member] | North America [Member]
IfrsStatementLineItems [Line Items]
Revenue	340,349	345,685	520,658
Performance obligations satisfied at type of services [member] | Middle East and Africa [member]
IfrsStatementLineItems [Line Items]
Revenue	39,352	176,116	113,031
Performance obligations satisfied at type of services [member] | Subscription revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	2,737,883	1,303,613	444,210
Performance obligations satisfied at type of services [member] | Advisory service income [member]
IfrsStatementLineItems [Line Items]
Revenue	308,490	736,989	855,328
Performance obligations satisfied at type of services [member] | Data service revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	569,375
Performance obligations satisfied timing of recognition [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	1,932,490	1,636,989	855,328
Performance obligations satisfied timing of recognition [member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 1,683,258	$ 403,613	$ 444,210